Condensed Consolidated Interim Statements of Changes in Shareholders' Equity (Deficit) (Unaudited) - USD ($) $ in Thousands	Issued capital [member]	Capital reserve [member]	Accumulated other comprehensive income [member]	Transactions with non controlling parties [member]	Retained earnings [member]	Non-controlling interests [member]	Total
Balance at Dec. 31, 2023	$ 55,485	$ 30,863	$ (1,330)	$ 927	$ (83,456)	$ (4,798)	$ (2,309)
Balance, shares at Dec. 31, 2023	15,359,799
IfrsStatementLineItems [Line Items]
Net profit (loss) for the period					167	(563)	(396)
Adjustments arising from translating financial statements of foreign operations			(692)				(692)
Net comprehensive profit (loss) for the period			(692)		167	(563)	(1,088)
Share based compensation	491						491
Issuance of share in January 2024 private placement (note 4(a))	$ 2,022						2,022
Issuance of shares in January 2024 private placement (note 4(f)), shares	1,122,521
Balance at Mar. 31, 2024	$ 57,998	30,863	(2,022)	927	(83,289)	(5,361)	(884)
Balance, shares at Mar. 31, 2024	16,482,320
Balance at Dec. 31, 2024	$ 83,120	30,863	(549)	927	(100,452)	(7,065)	6,844
Balance, shares at Dec. 31, 2024	29,590,297
IfrsStatementLineItems [Line Items]
Net profit (loss) for the period					(6,421)	(332)	(6,753)
Adjustments arising from translating financial statements of foreign operations			810				810
Net comprehensive profit (loss) for the period			810		(6,421)	(332)	(5,943)
Issuance of share in January 2025 financing round (note 4(b))	$ 27,395						27,395
Issuance of share in January 2025 financing round (note 4(b)), shares	4,748,150
Transactions with non-controlling interests	$ (8,117)					6,267	(1,850)
Exercise of RSUs
Exercise of RSUs, shares	20,000
Exercise of warrants (note 5(a))	$ 1,020						1,020
Exercise of warrants, shares	528,507
Share based compensation	$ 3,869						3,869
Balance at Mar. 31, 2025	$ 107,287	$ 30,863	$ 261	$ 927	$ (106,873)	$ (1,130)	$ 31,335
Balance, shares at Mar. 31, 2025	34,886,954